UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl         8-15-2006
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    6/30/2006

                                      TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER                CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------------------    --------  ---------  ----------  -------  ---  ----  -------  --------  ------ -------- ------
AFFILIATED COMPUTER SVCS CL A
 CMN CLASS A                          COM       008190100   2,581,000   50,000   SH         50,000             50,000
BERKSHIRE HATHAWAY INC CL-A
 (DEL) CLASS A                        COM       084670108   1,833,000       20   SH             20                 20
DYNEGY INC CMN CLASS A                COM       26816Q101     438,000   80,000   SH         80,000             80,000
FIRST ACCEPTANCE CORP CMN             COM       318457108  10,885,000  924,000   SH        924,000            924,000
FIRST DATA CORPORATION CMN            COM       319963104   4,504,000  100,000   SH        100,000            100,000
HANSEN NATURAL CORP CMN               COM       411310105   5,711,000   30,000   SH         30,000             30,000
ISHARES RUSSELL 2000 INDEX FUND       ETF       464287655   3,587,000   50,000   SH         50,000             50,000
LEVEL 3 COMMUNICATIONS INC CMN        COM       52729N100   2,220,000  500,000   SH        500,000            500,000
MEMC ELECTRONIC MATERIAL
 COMMON STOCK                         COM       552715104   1,125,000   30,000   SH         30,000             30,000
MRV COMMUNICATIONS INC CMN            COM       553477100     199,000   64,000   SH         64,000             64,000
N V R INC CMN                         COM       62944T105   1,965,000    4,000   SH          4,000              4,000
NASH FINCH CO CMN                     COM       631158102     319,000   15,000   SH         15,000             15,000
PACIFIC ETHANOL INC CMN               COM       69423U107   1,642,000   71,000   SH         71,000             71,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)    COM       697529303     156,000    3,428   SH          3,428              3,428
RITE AID CORP CMN                     COM       767754104     254,000   60,000   SH         60,000             60,000
SBA COMMUNICATIONS CORP CMN           COM       78388J106   3,921,000  150,000   SH        150,000            150,000
ST. JOE COMPANY CMN                   COM       790148100   2,792,000   60,000   SH         60,000             60,000
STREETTRACKS GOLD TR ETF              ETF       863307104   1,225,000   20,000   SH         20,000             20,000
UNITED TECHNOLOGIES CORP CMN          COM       913017109   3,805,000   60,000   SH         60,000             60,000
VALENCE TECHNOLOGY INC. CMN           COM       918914102     173,000  100,000   SH        100,000            100,000
WRIGHT EXPRESS CORPORATION CMN        COM       98233Q105  14,370,000  500,000   SH        500,000            500,000